Deferred Revenue - Summary of Deferred Revenue (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of deferred revenue [line items]
Balance at beginning of the year	¥ 3,687	¥ 2,277
Additions of deferred revenue during period	2,002	1,803
Balance at end of the year	4,851	3,687
- current portion		78		¥ 350
- non-current portion	4,851	3,609	$ 697	¥ 3,020
Previously stated [member]
Disclosure of deferred revenue [line items]
Balance at beginning of the year		3,370
Impact on Initial Application of IFRS15 [member]
Disclosure of deferred revenue [line items]
Balance at beginning of the year		(1,093)
Government grants related to assets [member]
Disclosure of deferred revenue [line items]
Additions of deferred revenue during period	1,017	972
Other deferred revenue additions [member]
Disclosure of deferred revenue [line items]
Additions of deferred revenue during period	985	831
Recognition of government grants in profit or loss and other reductions [member]
Disclosure of deferred revenue [line items]
Reductions of deferred revenue during period	(469)	(323)
Other deferred revenue reductions [member]
Disclosure of deferred revenue [line items]
Reductions of deferred revenue during period	¥ (369)	¥ (70)